American Beacon Advisors, Inc.

220 E. Las Colinas Blvd. Suite 1200

Irving, TX 75039

March 3, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	American Beacon Funds

1933 Act File No. 033-11387

1940 Act File No. 811-04984

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the “Registrant”) hereby certifies (a) that the form of Prospectus used with respect to the American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Small Cap Value Fund, and the American Beacon IMC International Small Cap Fund (formerly known as the American Beacon EAM International Small Cap Fund) of the Registrant does not differ from that contained in Post-Effective Amendment No. 427 (“Amendment No. 427”) to the Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Small Cap Value Fund, and the American Beacon IMC International Small Cap Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 427, and (c) that Amendment No. 427 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Chief Legal Officer

cc:	Kathy Ingber, Esq.
K&L Gates LLP